PNC Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

(collectively, the “Funds”)

Supplement dated May 19, 2009

to the Statement of Additional Information

dated September 30, 2008

THIS SUPPLEMENT CONTAINS INFORMATION THAT SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

The following replaces the third paragraph on page 9 of the Statement of Additional Information:

Each Fund except the Government Money Market Fund may from time to time invest in money market instruments, including bank obligations, commercial paper and corporate bonds with remaining maturities of thirteen months or less. Bank obligations include notes issued under the temporary liquidity guarantee program, bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits issued or supported by U.S. or foreign banks that have total assets of more than $1 billion at the time of purchase (the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches). Each Fund except the International Equity Fund may invest in obligations of foreign banks or foreign branches of U.S. banks when the Adviser determines that the instrument presents minimal credit risks. Investments in the obligations of foreign banks and foreign branches of U.S. banks involve different risks than investments in the obligations of U.S. banks, including less stringent reserve requirements and different accounting, auditing and recordkeeping standards. Investments in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 25% of the particular Fund’s total assets at the time of purchase. The Prime Money Market Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts in excess of 5% of its net assets.

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